SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, value	$ 1,582,250	$ 612,300	$ 489,875
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	1,577,482
Stock based compensation, shares	145,399
Stock based compensation, value	$ 13,500
Issuance of common stock in connection with sales made under private offerings, shares	200,611	55,145	123,575
Issuance of common stock in connection with sales made under private offerings, value	$ 201	$ 55	$ 124
Effects of the merger with Apollo Resources Corp, shares	1,231,473
Effects of the merger with Apollo Resources Corp, value
Number of shares issued, value	$ 1,595,750
Common Stock [Member] | Private Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares	200,611
Issuance of common stock in connection with sales made under private offerings, value	$ 1,582,250